Revenue	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
a) Disaggregation of revenue

Year ended December 31,	2020	2019
Revenue by source
Operations support services	$493,407	$586,757
Construction services	6,967	132,310
	$500,374	$719,067

By commercial terms
Time-and-materials	$263,854	$343,156
Unit-price	225,667	375,911
Lump-sum	10,853	—
	$500,374	$719,067

Revenue recognition method
As-invoiced	$341,999	$467,013
Cost-to-cost percent complete	158,375	252,054
	$500,374	$719,067
b) Contract balances

	December 31, 2020	December 31, 2019
Contract assets	$7,034	$19,193
Contract liabilities	1,512	23
The following table provides information about significant changes in the contract assets:

Year ended December 31,	2020	2019
Balance, beginning of year	$19,193	$10,673
Transferred to receivables from contract assets recognized at the beginning of the period	(16,516)	(10,276)
Decreases due to derecognition of unpriced contract modifications	(2,677)	—
Increases as a result of changes to the estimate of the stage of completion, excluding amounts transferred in the period	6,909	14,892
Increases as a result of work completed, but not yet an unconditional right to consideration	125	5,736
Decreases due to effect of change in presentation of NL Partnership	—	(1,832)
Balance, end of year	$7,034	$19,193
The following table provides information about significant changes in the contract liabilities:

Year ended December 31,	2020	2019
Balance, beginning of year	$23	$4,032
Revenue recognized that was included in the contract liability balance at the beginning of the period	(23)	(4,031)
Increases due to cash received, excluding amounts recognized as revenue during the period	1,512	174
Decreases due to effect of change in presentation of NL Partnership	—	(152)
Balance, end of year	$1,512	$23
The following table provides information about revenue recognized from performance obligations that were satisfied (or partially satisfied) in previous periods:

Year ended December 31,	2020	2019
Revenue recognized	$1,403	$1,857
These amounts relate to cumulative catch-up adjustments arising from changes in estimated project costs on cost-to-cost percent complete jobs and final settlement of constrained variable consideration.
c) Unpriced contract modifications
The Company recognized revenue from variable consideration related to unpriced contract modifications for the year ended December 31, 2020 of $nil (December 31, 2019 - $4,936).
The Company has recorded amounts in contract assets related to uncollected consideration from revenue recognized on unpriced contract modifications as at December 31, 2020 of $nil (December 31, 2019 - $5,312).
The change in unpriced contract modifications during the year ended December 31, 2020 was largely due to resolved unpriced contract modifications.
d) Transaction price allocated to the remaining performance obligations
The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period. Included is all consideration from contracts with customers, excluding amounts that are recognized using the as-invoiced method and any constrained amounts of revenue.

For the year ended December 31,
2021	$87,289
2022	11,717
2023	11,717
2024	9,270
2025	6,823
$126,816
e) Contract costs
The following table summarizes contract costs included within other assets on the Consolidated Balance Sheets.

	December 31, 2020	December 31, 2019
Fulfillment costs	$1,432	$1,016
Reimbursable bid costs	537	—
	$1,969	$1,016
During the year ended December 31, 2020, fulfillment costs of $2,256 were capitalized and reimbursable bid costs of $537 were capitalized (December 31, 2019 - $1,016 and $nil, respectively).